STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (3,467,000)	$ 1,445,000
Changes in working capital:
Accounts payable and accrued expenses	1,160,000	(981,000)
Net Cash (Used in) Provided By Operating Activities	(2,411,000)	362,000
Cash flows from investing activities:
Net Cash Used In Investing Activities	(18,000)	(88,000)
Cash flows from financing activities:
Net Cash Provided by (Used In) Financing Activities	2,061,000	(1,851,000)
Net Change in Cash, Cash Equivalents and Restricted Cash	(368,000)	(1,577,000)
Cash, Cash Equivalents and Restricted Cash - Beginning of Period	7,621,000	7,849,000	$ 7,849,000
Cash, Cash Equivalents and Restricted Cash - End of Period	7,253,000	6,272,000	7,621,000	$ 7,849,000
Kingswood Acquisition Corp
Cash flows from operating activities:
Net (loss) income			(784,431)	1,352,234
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on Trust Account			(220,110)	(254,973)
Forgiveness of legal expenses			(2,372,208)
Change in fair value of convertible note			43,863	(148,338)
Change in fair value of warrant liabilities			911,073	(5,770,129)
Write-off due to related party				(1,667)
Changes in working capital:
Receivables				(58,141)
Deferred tax liability			8,863	31,151
Prepaid taxes			1,950
Prepaid expenses			(25,750)	132,740
Accounts payable and accrued expenses			2,065,081	3,091,189
Income taxes payable			25,051
Net Cash (Used in) Provided By Operating Activities			(346,618)	(1,625,934)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption			164,309	113,037,043
Investment in Trust - for extension from Wentworth			(622,965)
Investment in Trust - for extension from Sponsor			(69,218)	(435,033)
Net Cash Used In Investing Activities			(527,874)	112,602,010
Cash flows from financing activities:
Redemption of Class A common stock subject to possible redemption			(164,309)	(113,037,043)
Proceeds from convertible promissory note			250,000	1,500,000
Trust Funding - for extension from Wentworth			622,965
Net Cash Provided by (Used In) Financing Activities			708,656	(111,537,043)
Net Change in Cash, Cash Equivalents and Restricted Cash			(165,836)	(560,967)
Cash, Cash Equivalents and Restricted Cash - Beginning of Period	$ 111,675	$ 277,511	277,511	838,478
Cash, Cash Equivalents and Restricted Cash - End of Period			111,675	277,511
Non-cash investing and financing transactions:
Federal income taxes paid				19,000
Redemptions payable			124,176
Due from Sponsor for Trust funding			138,437
Accretion of Class A common stock subject to possible redemption			241,296	$ 387,186
Excise tax payable			2,884
Conversion of Class B shares to Class A			$ 261